RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

		2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$105,990	$10,885	$95,105
Series 21	67,080	3,051	64,029
Series 22	121,368	16,887	104,481
Series 23	113,039	14,625	98,414
Series 24	122,334	17,490	104,844
Series 25	76,550	44,517	32,033
Series 26	286,205	80,405	205,800
Series 27	229,434	103,260	126,174
Series 28	298,447	141,421	157,026
Series 29	331,404	59,017	272,387
Series 30	163,063	33,471	129,592
Series 31	345,693	164,357	181,336
Series 32	281,115	53,540	227,575
Series 33	123,408	16,389	107,019
Series 34	274,896	16,654	258,242
Series 35	213,030	20,385	192,645
Series 36	154,061	100,251	53,810
Series 37	204,864	18,518	186,346
Series 38	164,400	31,044	133,356
Series 39	136,800	23,923	112,877
Series 40	200,016	24,394	175,622
Series 41	238,068	22,075	215,993
Series 42	249,240	40,195	209,045
Series 43	306,780	38,157	268,623
Series 44	284,700	22,930	261,770
Series 45	365,862	47,088	318,774
Series 46	249,528	19,442	230,086

	$5,707,375	$1,184,371	$4,523,004

		2012
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$169,740	$68,473	$101,267
Series 21	94,047	77,264	16,783
Series 22	177,268	12,393	164,875
Series 23	148,983	11,868	137,115
Series 24	157,757	40,400	117,357
Series 25	119,018	90,354	28,664
Series 26	336,248	43,205	293,043
Series 27	233,712	41,145	192,567
Series 28	330,768	37,593	293,175
Series 29	331,404	73,143	258,261
Series 30	174,144	21,412	152,732
Series 31	364,152	41,274	322,878
Series 32	283,428	34,541	248,887
Series 33	129,714	45,219	84,495
Series 34	293,196	34,154	259,042
Series 35	228,360	41,985	186,375
Series 36	160,596	40,478	120,118
Series 37	204,864	18,518	186,346
Series 38	164,400	22,902	141,498
Series 39	136,800	14,135	122,665
Series 40	200,016	14,705	185,311
Series 41	238,068	23,326	214,742
Series 42	249,780	45,310	204,470
Series 43	306,780	38,928	267,852
Series 44	284,698	82,948	201,750
Series 45	366,564	48,328	318,236
Series 46	249,528	17,511	232,017

	$6,134,033	$1,081,512	$5,052,521

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total fund management fees accrued were $51,851,332 and $52,937,181, respectively.

The fund management fees paid for the years ended March 31, 2013 and 2012, are as follows:

	2013	2012

Series 20	$288,000	$655,000
Series 21	75,000	160,000
Series 22	228,294	100,000
Series 23	62,750	100,000
Series 24	321,742	100,000
Series 25	990,767	1,360,000
Series 26	2,347,666	76,000
Series 27	801,000	200,000
Series 28	381,775	-
Series 29	50,000	-
Series 30	98,000	100,000
Series 31	123,230	-
Series 32	100,000	60,000
Series 33	75,000	-
Series 34	-	-
Series 35	-	-
Series 36	50,000	-
Series 37	100,000	-
Series 38	100,000	-
Series 39	50,000	-
Series 40	-	-
Series 41	25,000	-
Series 42	150,000	-
Series 43	25,000	-
Series 44	25,000	-
Series 45	225,000	-
Series 46	100,000	-

	$6,793,224	$2,911,000

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates. The total advances as of March 31, 2013 and 2012, are as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	120,842	104,982
Series 35	-	-
Series 36	-	129,612
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	347,144	337,528
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$1,324,473	$1,428,609

During the years ended March 31, 2013 and 2012, $15,860 and $24,695, respectively, for Series 34 and $9,616 and $0, respectively, for Series 40 was advanced to the Fund by an affiliate of the general partner. During the year ended March 31, 2013, $129,612 for Series 36, and during the year ended March 31, 2012, $108,007, $53,627, $64,156, $54,128, $69,191 and $51,482 for Series 21, Series 22, Series 23, Series 27, Series 38 and Series 43, respectively, was paid by the Fund to an affiliate of the general partner. All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Fund's interests in Operating Partnerships.

During the years ended March 31, 2013 and 2012, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2013	2012

Series 20	$17,507	$12,949
Series 21	13,730	10,692
Series 22	16,241	12,440
Series 23	17,016	12,752
Series 24	15,169	11,825
Series 25	15,813	11,970
Series 26	20,672	15,374
Series 27	15,320	11,593
Series 28	18,266	13,812
Series 29	18,633	13,588
Series 30	15,721	11,840
Series 31	19,021	13,937
Series 32	18,156	13,270
Series 33	14,425	13,397
Series 34	16,326	14,695
Series 35	15,766	14,328
Series 36	14,157	13,524
Series 37	14,016	13,395
Series 38	14,561	13,736
Series 39	13,938	13,353
Series 40	15,451	14,408
Series 41	17,001	15,494
Series 42	17,940	16,616
Series 43	18,219	16,282
Series 44	15,173	15,003
Series 45	20,278	18,871
Series 46	17,065	16,502

	$445,581	$375,646

Accounts payable - affiliates at March 31, 2013 and 2012 represents general and administrative expenses, fund management fees, and commissions which are payable to Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Services, Inc., and Boston Capital Asset Management Limited Partnership.